Significant Accounting Policies	6 Months Ended
Mar. 31, 2026
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of the Company and its majority-owned and controlled subsidiaries. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. All significant inter-company transactions and balances have been eliminated upon consolidation.

The unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). In the opinion of management, all adjustments (which include normal recurring adjustments) are necessary to present a fair presentation of the Company’s financial position, its results of operations and its cash flows, as applicable, have been made. Interim results are not necessarily indicative of results to be expected for the full year. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and note thereto as of and for the years ended September 30, 2025 and 2024.

b.	Non-controlling interests

For the Company’s subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive income (loss) to distinguish the interests from that of the Company.

c.	Use of Estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Changes in the accounting estimates are reasonably likely to occur from period to period. Accordingly, actual results could differ significantly from the estimates made by our management. We evaluate our estimates and assumptions on an ongoing basis. To the extent that there are material differences between these estimates and actual results, our future financial statement presentation, financial condition, results of operations and cash flows may be affected.

Significant accounting estimates are used for, but not limited to, allowances for expected credit losses, inventory valuation, useful lives of property, plant and equipment, and land use rights, impairment in long-term investment, and income taxes related to realization of deferred tax assets and uncertain tax position. We have assessed the impact and are not aware of any specific events or circumstances that required an update to our estimates and assumptions or materially affected the carrying value of our assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur, and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

d.	Foreign Currency Translation

The reporting currency of the Company is U.S. dollars (“US$”). The functional currency of the Company’s entities incorporated in Cayman Islands, BVI and Hong Kong generally is US$. The Company’s PRC subsidiaries generally determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of operating expenses in the consolidated statements of operations and comprehensive income (loss).

The consolidated financial statements of the Company are translated from the functional currency into US$. Assets and liabilities denominated in foreign currencies are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current year are translated into US$ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ equity. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

The relevant exchange rates are listed below:

	March 31, 2026	September 30, 2025	March 31, 2025
Period Ended RMB: USD exchange rate	6.8980	7.1190	7.2567
Period Average RMB: USD exchange rate	7.0061	7.2125	7.2308

e.	Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased. The Company maintains majority of its bank accounts in the PRC as of March 31, 2026. Cash balances in bank accounts in PRC are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest.

f.	Restricted Cash

Restricted cash mainly represents deposits held in designated bank accounts for issuance of bank acceptance notes and letter of guarantee. Those notes are generally short term in nature due to their short maturity period of three to six months, while letter of guarantee is generally due within one year; thus, restricted cash is classified as a current asset. Restricted cash is included in the beginning or ending balance of cash and cash equivalents and restricted cash in the consolidated statements of cash flows.

As of March 31, 2026 and September 30, 2025, restricted cash was $6,826,537 and $3,141,756, respectively. No restricted cash is held to ensure future credit availability.

g.	Time deposit

Time deposits are those balances placed with the banks. These deposits that have original maturities longer than three months but less than one year are classified as short-term time deposits which are reflected in the consolidated balance sheets as “Time deposits”, while the balances with original maturities longer than one year are reflected in the consolidated balance sheets as “Long-term time deposits”. The time deposits have a fixed interest rate return and the Company has the intent and ability to hold the deposits to maturity. Time deposits are recorded at amortized cost which approximates fair value.

As of March 31, 2026 and September 30, 2025, time deposits were $433,798 and $100,164, respectively. These deposits have been pledged for issuance of note payable.

h.	Accounts Receivable, Net

Accounts receivable, net includes receivables mainly from customers that represent revenues earned but not yet collected. Accounts receivable, net are initially measured at fair value and subsequently measured at their amortized cost less allowance for credit losses. Please refer to Note 2 (j) - Allowance for credit losses for adoption of expected credit losses model.

i.	Notes Receivable, Net

Notes receivable represent bank acceptance notes and commercial acceptance notes the Company receives from its customers in exchange for goods or services that it has transferred to customers. The notes generally range from three to six months from the date of issuance. The carrying value of notes receivable is reduced by an allowance of credit losses. Please refer to Note 2 (j) - Allowance for credit losses for adoption of expected credit losses model.

As part of the regular business and in case of immediate cash needs, the Company sells its notes receivable at a discount with or without recourse. Notes receivables are considered sold and derecognized from balance sheet when they are transferred beyond the reach of the Company and its creditors, the purchaser has the right to pledge or exchange the note receivables, and the Company has surrendered control over the transferred note receivables. If the Company does not surrender control, typically for those arrangements with recourse, the cash received from the purchaser is accounted for as a secured borrowing. In the case of arrangements with recourse, notes receivables are not derecognized.

j.	Allowance for credit losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC 326”), which replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company adopted this guidance on October 1, 2023 using a modified retrospective approach.

ASC 326 requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset. Under this guidance, the Company has exposure to credit losses for financial assets including accounts receivable, notes receivable, other receivable and other noncurrent assets. The Company considered various factors, including nature, historical collection experience, the age of the above-mentioned assets’ balance, credit quality and specific risk characteristics of its customers, current economic conditions, forecasts of future economic conditions, reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Company has adopted loss rate method which is a combination of historical rate method and adjustment rate method, to estimate the credit loss.

Financial assets are presented net of the allowance for credit losses in the consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). Write-offs are recorded in the period in which the asset is deemed to be uncollectible. For the six-month ended March 31, 2026, the Company recorded $335,966 expected credit loss reversal in selling, general and administrative expenses. As of March 31, 2026, the allowance for credit losses of accounts receivable, notes receivable, other receivable and other noncurrent assets were $892,723, $128,561, $7,294 and $107,740, respectively.

k.	Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These write-downs are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory. Once inventory is written-down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

There were no write-downs recognized of inventories for the six months ended March 31, 2026 and 2025.

l.	Advances to Suppliers, net

Advances to suppliers refer to advances for purchase of materials or other service agreements.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered as impaired.

The allowance for advance to suppliers recognized as of March 31, 2026 and September 30, 2025 was $244,451 and $197,935, respectively.

m.	Property, Plant, and Equipment, net

Property, plant, and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:

Useful lives
Buildings	10-32 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss).

n.	Land Use Rights, net

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. Land use rights are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	50 years

o.	Long-term Investments

Effective October 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-01 and related ASU 2018-03 concerning recognition and measurement of financial assets and financial liabilities. In adopting this new guidance, the Company has made an accounting policy election to adopt the cost-minus-impairment measurement alternative for investments in equity securities without readily determinable fair values.

For equity investments that are accounted for using the measurement alternative, the Company initially records equity investments at cost but is required to adjust the carrying value of such equity investments through earnings when there is an observable transaction involving the same or a similar investment with the same issuer or upon an impairment.

p.	Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset or an asset group may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment for the long-lived assets by comparing the carrying value of the asset or the asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the asset or the asset group and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset or the asset group, the Company recognizes an impairment loss based on the excess of the carrying value of the asset or the asset group over its fair value.

There was no impairment charge recognized for long-lived assets for the six months ended March 31, 2026 and 2025.

q.	Fair Value Measurement

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value..

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

For the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, notes receivable, other receivables, accounts payable, other current liabilities, notes payable and short-term borrowings, the carrying amounts approximate their fair values due to their short maturities as of March 31, 2026 and September 30, 2025. The carrying amount of long-term borrowings reported in the balance sheet approximates their fair value due to their interest rates that approximate current market rates for similar instruments.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2026 and September 30, 2025.

r.	Revenue Recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”) on October 1, 2018 using the modified retrospective approach. There is no adjustment to the opening balance of retained earnings at October 1, 2018, since there was no change to the timing and pattern of revenue recognition upon adoption of ASC 606. Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services and is recorded net of value-added tax (“VAT”). To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Company derives its revenues from two sources: (1) revenue from sales of steel piping products, (2) revenue from production service.

(1)	Revenue from sales of steel piping products

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations. In the principal versus agent consideration, since no another party is involved in transactions, the Company is a principal.

In determining the transaction price, the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. As the Company’s standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

The Company does not routinely permit customers to return products, while in certain conditions product changes are allowed. The customer does not have the option to purchase the warranty separately. Also, the warranty does not provide a service to the customer beyond fixing defects that existed at the time of sale. Thus, the warranty is assurance-type, and historically customer returns have been immaterial.

Sales revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time). The Company sells its products either under free onboard (“FOB”) shipping point term or under FOB destination term. For sales under FOB shipping point term, the Company recognize revenues when products are loaded on the ships. Product delivery is evidenced by warehouse shipping logs as well as assigned shipping bills from the shipping companies. For sales under FOB destination term, the Company recognize revenues when the products are delivered and accepted by customers. Product delivery is evidenced by signed receipt documents and title transfers upon delivery. Prices are determined based on negotiations with the Company’s customers and are not subject to adjustment. As a result, the Company expects returns to be minimal.

(2)	Revenue from production service

The Company identifies the product processing agreement as contract. For each contract, the Company considers the promise to provide production service, each of which are distinct, to be the identified performance obligations. In the principal versus agent consideration, since no another party is involved in transactions, the Company is a principal. The transaction price is clearly stated on the contract and not subject to adjustment. The Company allocates the transaction price to each distinct service based on their relative standalone selling price. Production service revenue is recognized when production order is completed and transferred to customer.

Contract costs

Contract costs include contract acquisition costs and contract fulfillment costs which are all recorded within prepayments, deposits, and other assets in the consolidated balance sheets.

Contract acquisition costs consist of incremental costs incurred by the Company to originate contracts with customers. Contract acquisition costs generally include costs that are only incurred as a result of obtaining a contract and are expected to be recovered over the contract period. As the Company’s contract periods are less than one year, the Company has elected the practical expedient under ASC 340-40-25-4 to expense the costs as incurred. All other costs incurred regardless of obtaining a contract are expensed as incurred. There were no contract acquisition costs as of March 31, 2026 and 2025.

Contract fulfillments costs consist of costs incurred by the Company to fulfill a contract with a customer and are capitalized when the costs generate or enhance resources that will be used in satisfying future performance obligations of the contract and the costs are expected to be recovered. Capitalized contract fulfillment costs generally include contracted services, direct labor, materials, and allocable overhead directly related to resources required to fulfill the contract. Contract fulfillment costs are recognized in cost of revenue during the period that the related costs are expected to contribute directly or indirectly to future cash flows, which is generally over the contract term, on a basis consistent with the transfer of goods or services to the customer to which the costs are related. There were no contract fulfillment costs as of March 31, 2026 and 2025.

Contract balance

The Company does not have amounts of contract assets since revenue is recognized at a point in time. Contract liabilities are presented as advance from customers on the consolidated balance sheet. Contract liabilities are recognized when the Company receives prepayment from customers resulting from purchase order or product processing agreement. Contract liabilities will be recognized as revenue when the products are delivered. As of March 31, 2026 and September 30, 2025 the balance of advance from customers amounted to $2,163,518 and $1,317,816, respectively. For the six-month ended March 31, 2026 and 2025, the beginning balance of advance from customers of $1,289,145 and $1,216,185 were recognized as revenue when the products are delivered.

s.	Value-added Tax (“VAT”)

The Company is subject to VAT and related surcharges on revenue generated from products and services. The VAT is based on gross sales price and VAT rates range from 6% to 13% between October 1, 2021 and March 31, 2026 depending on the type of products sold or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

t.	Cost of sales

Cost of sales consists primarily of direct and indirect materials, labor costs, manufacturing overhead, including depreciation costs of machinery and equipment and allocations of electricity and infrastructure costs.

u.	Selling Expenses

Selling expenses consist primarily of shipping and handling costs, travel expenses, advertising costs, and payroll and related expenses for employees involved in marketing and business development activities.

Shipping and handling costs are expensed as incurred and are included in selling, general and administrative expense. Shipping and handling costs were $580,338 and $488,242 for the six months ended March 31, 2026 and 2025, respectively.

Advertising costs are expensed as incurred. Advertising costs were $74,529 and $83,884 for the six months ended March 31, 2026 and 2025, respectively.

v.	General and Administrative Expenses

General and administrative expenses consist primarily of employee-related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including facilities and equipment depreciation expenses, repair and maintenance expenses and other general corporate related expenses.

w.	Research and Development Costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services and supplies, are expensed as incurred.

x.	Government Grants

Government grants consist of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as research and development purpose, construction of production plants and facilities related to manufacturing base. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Company, receipt of such subsidy income is not contingent upon any further actions or performance of the Company and the amounts do not have to be refunded under any circumstances.

The government grants are recorded when received with no further conditions to be met or certain operating conditions are met for which the grants are intended to compensate. Government grants compensate for asset are recognized as a deduction of the carrying amount of the asset when conditions are met.

As of March 31, 2026 and September 30, 2025, liabilities included $1,159,756 and $1,123,753, respectively, in deferred government grants, which were mainly to support the factory construction in Songyang. For the six months ended March 31, 2026 and 2025, the Company recognized government grants of $379,803 and $243,044, respectively, in other income (expense), net in the consolidated statements of operations and other comprehensive income (loss).

y.	Income Taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

To the extent applicable, the Company records interest and penalties as other expense. All of the tax returns of the Company’s PRC subsidiaries remain subject to examination by PRC tax authorities for five years from the date of filing. The fiscal years for tax purpose in PRC is December 31.

The Company and its subsidiaries are not subject to U.S. tax laws and local state tax laws. The Company’s income and that of its related entities must be computed in accordance with Chinese and foreign tax laws, as applicable, and all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of PRC will not be changed in a manner that adversely affects shareholders. In particular, any such change could increase the amount of tax payable by the Company, reducing the amount available to pay dividends to the holders of the Company’s ordinary shares.

z.	Comprehensive Income/(Loss)

Comprehensive income/(loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income/(loss) for the periods presented primarily includes net income/(loss) and foreign currency translation adjustments.

aa.	Earnings (loss) Per Share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of ordinary shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. There were no dilutive common share equivalents outstanding for the six months ended March 31, 2026 and 2025.

bb.	Statutory surplus reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

cc.	Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable, and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

dd.	Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities. Transactions involving related parties cannot be presumed to be carried out on an arm’s length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

ee.	Certain Risks and Concentration

Exchange Rate Risks

The Company operates in PRC, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Assets that potentially subject the Company to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable and contract assets. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of March 31, 2026 and September 30, 2025, all of the Company’s cash and cash equivalents, restricted cash and notes receivable were held at major financial institutions located in the PRC which the management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not provide complete protection for the Company’s accounts, as its aggregate deposits are higher than the compensation limit, which is RMB500,000 for one bank ($70,000). However, the Company believes the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in PRC and the Company believes that those Chinese banks that hold the Company’s cash and cash equivalents, restricted cash and notes receivable are financially sound based on publicly available information.

Accounts receivable and contract assets are typically unsecured and are mainly derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable and contract assets is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances.

Interest Rate Risks

The Company is subject to interest rate risk. Although bank interest bearing loans are charged at fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Liquidity Risks

Our primary sources of liquidity consist of existing cash balances, cash flows from our operating activities and availability under our revolving credit facility. Our ability to generate sufficient cash flows from our operating activities is primarily dependent on our sales of steel pipe, tube and ancillary products to our customers at margins sufficient to cover fixed and variable expenses.

As of March 31, 2026 and September 30, 2025, we had cash and cash equivalents of $2,259,613 and $6,483,489, respectively. We believe that our current cash, cash to be generated from our operations and access to loans from our related parties will be sufficient to meet our working capital needs for at least the next twelve months. However, we do not have any amounts committed to be provided by our related party. We plan to expand our business to implement our growth strategies in our existing market and strengthen our position in the marketplace. To do so, we will need more capital through equity financing to increase our production and meet market demands.

ff.	Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of accounting standards until they would apply to private companies. Therefore, the Company’s financial statements may not be comparable to financial statements of companies that comply with public company effective dates.

New Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The ASU requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company will adopt this ASU on October 1, 2026. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements and related disclosures.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guide. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. The Company will adopt this ASU on October 1, 2026. The Company does not expect the adoption to have a material impact on the Company’s consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flows.